UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period: 4/30/12

Item 1.  Reports to Stockholders.

Peregrine Gold Silver Alpha Strategy Fund

Semi-Annual Report

April 30, 2012

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Peregrine Gold Silver Alpha Strategy Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Peregrine Gold Silver Alpha Strategy Fund
PORTFOLIO REVIEW
April 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended April 30, 2012, as compared to its benchmark:
		Inception** -
		April 30, 2012
Peregrine Gold Silver Alpha Strategy Fund - Class A		1.00%
Peregrine Gold Silver Alpha Strategy Fund - Class A with load		(4.81)%
Peregrine Gold Silver Alpha Strategy Fund - Class I		1.00%
S&P GSCI Precious Metals Index Total Return		(3.23)%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.35% for Class A shares, 2.10% for Class I shares per the November 23, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-821-1331.

The S&P GSCI Precious Metals Index Total Return provides investors with a reliable and publicly available benchmark for investment performance in the precious metals market.
** Inception date is November 22, 2011.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	1.6%
Short-Term Investment	74.2%
Other / Cash & Cash Equivalents	24.2%
	100.0%

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012
Shares	Security	Value
	EXCHANGE TRADED FUNDS - 1.6%
	COMMODITY FUNDS - 1.6%
76	PowerShares DB Gold Double Long ETN *	$ 4,021
284	ProShares Ultra Silver *	14,180
	TOTAL EXCHANGE TRADED FUNDS	18,201
	(Cost - $18,488)

	SHORT-TERM INVESTMENT - 74.2%
	MONEY MARKET FUND - 74.2%
833,389	Dreyfus Treasury & Agency Cash Management Fund, 0.01% **	833,389
	(Cost - $833,389)

	TOTAL INVESTMENTS - 75.8%
	(Cost - $851,877) (a)	$ 851,590
	OTHER ASSETS LESS LIABILITIES - 24.2%	271,946
	NET ASSETS - 100.0%	$ 1,123,536

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 15
	Unrealized Depreciation:	(302)
	Net unrealized Depreciation:	$ (287)

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on April 30, 2012.
+ All or a portion of this investment is a holding of the PGAS Fund Limited.

Long Contracts		Unrealized Gain
	OPEN LONG FUTURES CONTRACTS
5	Gold Future June 2012 +	$ 7,930
	(Underlying Face Amount at Value $ 832,100)
1	Mini Gold Future June 2012 +	30
	(Underlying Face Amount at Value $ 55,258)
1	Mini Silver Future July 2012 +	491
	(Underlying Face Amount at Value $ 31,015)
1	Silver Future July 2012 +	2,465
	(Underlying Face Amount $ 155,080)
	TOTAL OPEN LONG FUTURES CONTRACTS	$ 10,916

See accompanying notes to consolidated financial statements.

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 851,877
At value	$ 851,590
Deposits with brokers	252,896
Variation margin - due from broker	10,916
Due from Advisor	35,079
Interest receivable	7
TOTAL ASSETS	1,150,488

LIABILITIES
Fees payable to other affiliates	13,706
Distribution (12b-1) fees payable	36
Accrued expenses and other liabilities	13,210
TOTAL LIABILITIES	26,952
NET ASSETS	$ 1,123,536

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 1,126,101
Accumulated net investment loss	(1,585)
Accumulated net realized loss from security transactions and futures contracts	(11,609)
Net unrealized appreciation of investments and futures contracts	10,629
NET ASSETS	$ 1,123,536

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 112,470
Shares of beneficial interest outstanding	11,140
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.10
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$ 10.72

Class I Shares:
Net Assets	$ 1,011,066
Shares of beneficial interest outstanding	100,090
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.10

(a) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended April 30, 2012 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 8
TOTAL INVESTMENT INCOME	8

EXPENSES
Investment advisory fees	1,268
Distribution (12b-1) fees, Class A	74
Administrative services fees	15,014
Accounting services fees	12,949
Registration fees	11,260
Legal Fees	9,383
Transfer agent fees	8,632
Audit Fees	7,920
Compliance officer fees	6,006
Printing and postage expenses	3,754
Custodian fees	3,454
Trustees fees and expenses	1,877
Insurance expense	751
Other expenses	751
TOTAL EXPENSES	83,093

Less: Fees waived and expenses reimbursed by the Advisor	(81,500)

NET EXPENSES	1,593
NET INVESTMENT LOSS	(1,585)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	495
Future contracts	(12,104)
(11,609)

Net change in unrealized appreciation (depreciation) of:
Investments	(287)
Futures contracts	10,916
10,629

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(980)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,565)

(a) The Peregrine Gold Silver Alpha Strategy Fund commenced operations on November 22, 2011.

See accompanying notes to consolidated financial statements.

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30,
2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (1,585)
Net realized loss from security transactions and futures contracts	(11,609)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	10,629
Net decrease in net assets resulting from operations	(2,565)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	110,141
Class I	1,016,020
Redemption fee proceeds:
Class I	1
Payments for shares redeemed:
Class A	(41)
Class I	(20)
Net increase in net assets from shares of beneficial interest	1,126,101

TOTAL INCREASE IN NET ASSETS	1,123,536

NET ASSETS
Beginning of Period	-
End of Period *	$ 1,123,536
*Includes accumulated net investment loss of:	$ (1,585)

SHARE ACTIVITY
Class A:
Shares Sold	11,145
Shares Redeemed	(5)
Net increase in shares of beneficial interest outstanding	11,140

Class I:
Shares Sold	100,092
Shares Redeemed	(2)
Net increase in shares of beneficial interest outstanding	100,090

(a)	The Peregrine Gold Silver Alpha Strategy Fund commenced operations on November 22, 2011.

See accompanying notes to consolidated financial statements.

Peregrine Gold Silver Alpha Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I
	Period Ended	Period Ended
	April 30,	April 30,
	2012 (1)	2012 (1)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.07)	(0.07)
Net realized and unrealized
gain on investments	0.17	0.17
Total from investment operations	0.10	0.10

Net asset value, end of period	$ 10.10	$ 10.10

Total return (3)(6)	1.00%	1.00%

Net assets, at end of period (000s)	$ 112	$ 1,011

Ratio of gross expenses to average
net assets (4)(5)	27.36%	27.11%
Ratio of net expenses to average
net assets (5)	2.00%	1.75%
Ratio of net investment loss
to average net assets (5)	(1.99)%	(1.74)%

Portfolio Turnover Rate (6)	24%	24%

(1)	The Peregrine Gold Silver Alpha Strategy Fund's Class A and Class I shares commenced operations November 22, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.

See accompanying notes to consolidated financial statements.

Peregrine Gold Silver Alpha Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2012 (Unaudited)

1.

ORGANIZATION

The Peregrine Gold Silver Alpha Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to achieve capital appreciation.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good

Peregrine Gold Silver Alpha Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2012 (Unaudited)

faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Peregrine Gold Silver Alpha Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2012 (Unaudited)

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 18,201	$ -	$ -	$ 18,201
Variation Margin-Open Futures Contracts	10,916	-	-	10,916
Short-Term Investments	833,389	-	-	833,389
Total	$ 862,506	$ -	$ -	$ 862,506

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 or Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Consolidation of Subsidiaries – PGAS Fund Limited (“PGSASFL”)

The consolidated financial statements of the Fund include PGSASFL, a wholly-owned and controlled Subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

PGSASFL invests primarily in long or short, in primarily in exchange traded and over the counter derivatives, as permitted, and in pooled investment funds that each primarily invest, long or short, in exchange traded and over the counter derivatives, as permitted. It may also invest in gold bullion, other commodity and financial futures and other option contracts, as permitted under applicable law, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.

A summary of the Fund’s investments in the PGSASFL is as follows:

PGAS Fund Limited ("PGSASFL") *
April 30, 2012
Fair Value of Systematic Trading Companies	$ 10,916
Other Assets	$ 252,896
Total Net Assets	$ 263,812

Percentage of the Fund's Total Net Assets	23.48%

* PGASFL commenced operations on November 22, 2011.

Peregrine Gold Silver Alpha Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2012 (Unaudited)

For tax purposes, PGSASFL is an exempted Cayman investment company. PGSASFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PGSASFL is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, PGSASFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – PGSASFL is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended April 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $37,786 and $19,792, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Peregrine Capital Advisors, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until

Peregrine Gold Silver Alpha Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2012 (Unaudited)

November 30, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.00% and 1.75% per annum of the Fund’s average daily net assets for Class A and Class I shares, respectively.   For the period ended April 30, 2012, the Advisor waived fees and reimbursed expenses in the amount of $81,500.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.00% and 1.75% of average daily net assets attributable to Class A and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.00% and 1.75% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 2.00% and 1.75%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of April 30, 2012, there were no previously waived fees or reimbursed expenses available for recapture.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.   The Distributor is an affiliate of GFS. For the period ended April 30, 2012, the Distributor received $74 in underwriting commissions for sales of Class A shares, of which $20 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid it’s pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2012, Peregrine Financial Group, Inc. held approximately 88.58% of the voting securities of the Fund, Class I shares.

6. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on

Peregrine Gold Silver Alpha Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2012 (Unaudited)

or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Peregrine Gold Silver Alpha Strategy Fund

EXPENSE EXAMPLES

April 30, 2012 (Unaudited)

As a shareholder of the Peregrine Gold Silver Alpha Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Peregrine Gold Silver Alpha Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 22, 2011 through April 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Peregrine Gold Silver Alpha Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/22/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/22/11 – 4/30/12	Expense Ratio During Period*** 11/22/11 – 4/30/12
Class A	$1,000.00	$1,010.00	$7.52	2.00%
Class I	1,000.00	1,010.00	6.58	1.75

Hypothetical (5% return before expenses)	Beginning Account Value 11/22/11	Ending Account Value 4/30/12	Expenses Paid During Period** 11/22/11– 4/30/12	Expense Ratio During Period*** 11/22/11 – 4/30/12
Class A	$1,000.00	$1,014.92	$10.02	2.00%
Class I	1,000.00	1,016.16	8.77	1.75

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (137) divided by the number of days in the fiscal year (366).

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

*** Annualized.

Approval of Advisory Agreement –Peregrine Gold Silver Alpha Strategy Fund

In connection with a regular meeting held on February 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Peregrine Asset Management, Inc. (the "Adviser") and the Trust, on behalf of the Peregrine Gold Silver Alpha Strategy Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board had received materials specifically relating to the Advisory Agreement at the December 13, 2010 Board meeting and in connection with the February 23, 2011. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) arrangements in respect of the distribution of the Fund's shares; (d) the overall organization of the Adviser; (e) the financial condition of the Adviser; and (f) the Advisers compliance program.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding its services and the Fund's investment strategies at the December meetings.  The Trustees met in executive session to discuss with Trust’s counsel and the Chief Compliance Officer to discuss revisions made to the Adviser’s compliance program since their December presentation. After returning from executive session, the Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel. The Board reviewed the information regarding the Adviser’s financial statements provided by the Adviser and concluded that the Adviser was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, considered the past eight years’ performance of Gold Bullion International LLC, the Adviser’s pooled investment vehicle that has an investment objective and strategy similar to the Fund. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund's advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of management fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund's expense limitation agreement and its expected asset levels, they were satisfied that the Adviser's level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, unanimously concluded that the advisory fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interest of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-821-1331 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-821-1331.

INVESTMENT ADVISOR

Peregrine Capital Advisors, Inc.

311 W. Monroe Suite 1300

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/12